Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Disclosure of Detailed Information for Cash and Cash Equivalents
	December 31, 2017	December 31, 2016
Cash in bank accounts	14,972,761	32,441,968
Cash on hand	608	254
Total cash and cash equivalents	14,973,369	32,442,222